Financial instruments - Disclosure of financial assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 2,408	$ 2,801
Financial liabilities	299	146
Measured at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	299
Financial liabilities, at fair value	299
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		146
Financial liabilities, at fair value		146
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	299	146
Measured at fair value | Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	299
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		146
Measured at fair value | Level 1 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Level 2 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	299
Measured at fair value | Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		146
Measured at fair value | Level 3 | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Measured at fair value | Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value		0
Measured at fair value | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,515
Financial assets, at fair value		1,515
Measured at fair value | Forward exchange contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Forward exchange contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		1,515
Measured at fair value | Forward exchange contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value		0
Measured at fair value | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,408	1,286
Financial assets, at fair value	2,408	1,286
Measured at fair value | Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	2,408	1,286
Measured at fair value | Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Measured at fair value | Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,408	2,801
Measured at fair value | Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets		1,515
Measured at fair value | Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,408	1,286
Not measured at fair value
Disclosure of financial assets and liabilities [Line Items]
Financial assets	648,087	713,623
Financial liabilities	2,473,684	1,037,326
Not measured at fair value | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,532,476	528,359
Financial liabilities, at fair value	1,555,592	540,096
Not measured at fair value | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	85,000
Financial liabilities, at fair value	85,149
Not measured at fair value | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	202,284	201,952
Financial liabilities, at fair value	197,785	196,563
Not measured at fair value | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	577,173	163,546
Financial liabilities, at fair value	571,142	164,261
Not measured at fair value | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,102	36,856
Financial liabilities, at fair value	4,554	33,359
Not measured at fair value | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	71,649	106,613
Financial liabilities, at fair value	0	0
Not measured at fair value | Other financial liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	2,473,684	1,037,326
Not measured at fair value | Other financial liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,532,476	528,359
Not measured at fair value | Other financial liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	85,000
Not measured at fair value | Other financial liabilities | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	202,284	201,952
Not measured at fair value | Other financial liabilities | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	577,173	163,546
Not measured at fair value | Other financial liabilities | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	5,102	36,856
Not measured at fair value | Other financial liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	71,649	106,613
Not measured at fair value | Level 1 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not measured at fair value | Level 1 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	197,785	196,563
Not measured at fair value | Level 1 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 1 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	1,555,592	540,096
Not measured at fair value | Level 2 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	85,149
Not measured at fair value | Level 2 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 2 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	571,142	164,261
Not measured at fair value | Level 2 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	4,554	33,359
Not measured at fair value | Level 2 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Not measured at fair value | Level 3 | Unsecured other notes
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Lease liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Level 3 | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Not measured at fair value | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	62,660	1,624
Financial assets, at fair value	62,660	1,535
Not measured at fair value | Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	62,660	1,535
Not measured at fair value | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,072	2,854
Financial assets, at fair value	1,609	2,268
Not measured at fair value | Lease receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Lease receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	1,609	2,268
Not measured at fair value | Lease receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	239,456	279,775
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	343,899	429,370
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Not measured at fair value | Financial assets at amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	648,087	713,623
Not measured at fair value | Financial assets at amortized cost | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	62,660	1,624
Not measured at fair value | Financial assets at amortized cost | Lease receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,072	2,854
Not measured at fair value | Financial assets at amortized cost | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	239,456	279,775
Not measured at fair value | Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 343,899	$ 429,370